Income Tax - Summary of Unrecognized Deferred Tax Assets Related to Loss Carry-forward, Investment Credits and Deductible Temporary Differences (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Loss carry-forward	$ 966,783	$ 32,323	$ 666,043
Investment credits	51,217	1,712
Deductible temporary differences	446,754	14,937	332,255
Unrecognized deferred tax assets	$ 1,464,754	$ 48,792	$ 998,298